Federated High Income Bond Fund, Inc.
CLASS A SHARES (TICKER FHIIX)
CLASS B SHARES (TICKER FHBBX)
CLASS C SHARES (TICKER FHICX)

SUPPLEMENT TO PROSPECTUS DATED MAY 31, 2016
On November 17, 2016, the Board of Directors (the “Board”) of the Federated High Income Bond Fund, Inc. (the “Fund”) approved the following changes:
■	Effective December 30, 2016, the 2% redemption fee will be eliminated.
■	Effective December 30, 2016, the investment advisory fee will be reduced from 0.75% to 0.50%.
Shareholders will receive additional information with respect to these changes, including updated expense information, prior to their effectiveness.
In addition, effective as of January 27, 2017, and subject to review by the Securities and Exchange Commission, the Fund will offer Institutional Shares and Class R6 Shares.
November 30, 2016
Federated High Income Bond Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453421 (11/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.